Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Commitments And Contingencies [Line Items]
License Maintenance Costs		$ 35,000	$ 25,000
Payments For Rent Per Square Foot	26
Payments For Rent Monthly Payments	5,031
Payments For Security Deposits	10,062
Contractual Obligation		195,000
Patents
Commitments And Contingencies [Line Items]
Finite-Lived Intangible Asset, Useful Life		20 years
MIT Licensing Agreement
Commitments And Contingencies [Line Items]
Contractual Obligation		$ 45,000	$ 35,000